Document and Entity Information	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Noble Corp plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-36211
Entity Tax Identification Number	98-1644664
Entity Address, Address Line One	13135 Dairy Ashford
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
Entity Information, Former Legal or Registered Name	Noble Finco Limited
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	A Ordinary Shares, par value $0.00001 per share
Trading Symbol	NE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001895262